Note 7 - Accrued Expenses 1	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE
7.
ACCRUED EXPENSES

At
March 31, 2021
and
December 31, 2020
, accrued expenses amounted to approximately
$2.8
 million and
$4.6
 million, respectively. Accrued expenses represent expenses that are owed at the end of the period or are estimates of services provided that have not
been billed by the provider or vendor. The following table reflects the balances outstanding as of
March 31, 2021
and
December 31, 2020
.

	March 31, 2021	December 31, 2020
Accrued professional fees	$220,140	$268,435
PayOnline accrual	-	61,719
Accrued interest	581,042	409,525
Accrued bonus	1,777,430	1,690,556
Accrued foreign taxes	(14,084)	(12,336)
Other accrued expenses	272,427	2,186,197
Total accrued expenses	$2,836,955	$4,604,097

Included in accrued bonus are non-discretionary compensation due to our Chairman and CEO, which was approximately
$1.4
 million and
$1.3
 million at
March 31, 2021
and
December 31, 2020
, respectively, and approximately
$398,000
 and
$386,000
 at
March 31, 2021
and
December 31, 2020
, respectively, for discretionary performance bonuses due to certain employees.

Included in other accrued expenses at
December 31, 2020
is approximately
$2.0
million which was due to ESOUSA for the
sixth
tranche received on
December 30, 2020,
which was subsequently paid by the issuance of
200,000
shares of common stock in
January
of
2021.

NOTE
7.
ACCRUED EXPENSES

At
December 31, 2020
and
December 31, 2019,
accrued expenses amounted to approximately
$4.6
and
$1.8
million, respectively. Accrued expenses represent expenses that are owed at the end of the period or are estimates of services provided that have not
been billed by the provider or vendor. The following table reflect the balances outstanding as of
December 31, 2020
and
December 31, 2019.

	December 31, 2020	December 31, 2019
Accrued professional fees	$268,435	$276,239
PayOnline accrual	61,719	69,039
Accrued interest	409,525	43,021
Accrued bonus	1,690,556	1,318,060
Accrued foreign taxes	(12,336)	2,064
Other accrued expenses	2,186,197	91,921
Total accrued expenses	$4,604,097	$1,800,344

Included in accrued bonus are non-discretionary compensation due to our Chairman and CEO approximating
$1.3
million and
$979,000
at
December 31, 2020
and
2019,
respectively, and approximately
$386,000
and
$339,000
at
December 31, 2020
and
2019
for discretionary performance bonuses due to certain employees.

Other accrued expenses includes
$2.0
million which was due to ESOUSA for the
sixth
tranche received on
December 30, 2020,
which was subsequently paid by the issuance of
200,000
shares in
January
of
2021.